UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

SMARTGROWTH FUNDS

SMARTGROWTH(R) LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND
SMARTGROWTH(R) LIPPER(TM) OPTIMAL MODERATE INDEX FUND
SMARTGROWTH(R) LIPPER(TM) OPTIMAL GROWTH INDEX FUND

SEMI-ANNUAL REPORT                                                 JULY 31, 2008

                       (SMART GROWTH(R) MUTUAL FUNDS LOGO)

INVESTMENT ADVISER:
HENNION & WALSH ASSET MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2008

                                TABLE OF CONTENTS

Letter to Shareholders ....................................................   1
Schedules of Investments ..................................................   4
Statements of Assets and Liabilities ......................................  10
Statements of Operations ..................................................  11
Statements of Changes in Net Assets .......................................  12
Financial Highlights ......................................................  15
Notes to Financial Statements .............................................  18
Disclosure of Fund Expenses ...............................................  28

The Funds will file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-465-5722; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2008

SHAREHOLDERS' LETTER

Dear Shareholders:

Thank you for your continued interest in the SmartGrowth(R) Mutual Funds. As a reminder, there are three funds within the SmartGrowth(R) family of mutual funds. They are as follows:

SMARTGROWTH(R) LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND (LPCAX)

     The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Conservative Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, that is designed to maximize returns given a low degree of volatility.

SMARTGROWTH(R) LIPPER(TM) OPTIMAL MODERATE INDEX FUND (LPMAX)

     The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Moderate Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, that is designed to maximize returns given a moderate degree of volatility.

SMARTGROWTH(R) LIPPER(TM) OPTIMAL GROWTH INDEX FUND (LPGAX)

     The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Growth Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, that is designed to maximize returns given a high degree of volatility.

Each of the three SmartGrowth(R) Funds is currently categorized in the Lipper(TM) Multi-Cap Core Funds classification. Performance comparisons against this classification for the period February 1, 2008 through July 31, 2008 are as follows:

                                             SIX MONTH
                                       TRAILING PERFORMANCE
FUND/BENCHMARK                         THROUGH JULY 31, 2008
--------------                         ---------------------
LPCAX
Without Load                                   -2.80%
With Load                                      -7.45%
LIPPER(TM) MULTI-CAP CORE FUNDS INDEX          -6.05%
LPMAX
Without Load                                   -2.88%
With Load                                      -7.49%
LIPPER(TM) MULTI-CAP CORE FUNDS INDEX          -6.05%
LPGAX
Without Load                                   -8.34%
With Load                                     -12.66%
LIPPER(TM) MULTI-CAP CORE FUNDS INDEX          -6.05%

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2008

The Funds achieved this level of performance during a period of great volatility and uncertainty in the financial markets. To underscore this point, the S&P 500 declined 7.08% during this period. Concerns in the Financial Services sector stemming primarily from the continuing sub-prime mortgage fallout, a deepening housing downturn, rising energy prices and a slowdown in U.S. economic activity has constrained the Federal Reserve from raising interest rates to combat the price inflation that U.S. households are seeing across energy and agriculture related commodities. So far in 2008, the Federal Reserve has reduced the Federal Funds Target Rate by 225 basis points (i.e. 2.25%). Decreases in U.S. interest rates often lead to decreases in the strength of the U.S. Dollar and also heighten already existing inflationary pressures. The confluence of all of these factors resulted in widespread price declines across the majority of asset classes for the year -- with Bonds, Commodities and certain Emerging Market Equities being the notable exceptions.

Shifting from equities and commodities weighted allocations during the 1st quarter of 2008, the SmartGrowth(R) Mutual Funds capitalized on the themes above with allocations to bond-oriented ETFs and short equity oriented ETFs, the latter of which typically benefits from declines in their respective underlying equity indices. With respect to bond related allocations during the last six month period, the Funds had allocations to the iShares Lehman 3-7 Treasury Bond Fund (TICKER: IEI), the SPDR Lehman 1-3 Month Treasury Bill Fund (TICKER: BIL) and the iShares Lehman Short Treasury Bond Fund (TICKER: SHV). On the short side of the market, on those days when the market sold off significantly, the Funds benefited from allocations from ETFs such as ProShares Trust UltraShort S&P 500 Fund (TICKER: SDS), ProShares Trust UltraShort Semiconductors (TICKER: SSG) and ProShares Trust UltraShort Dow 30 (TICKER: DXD).

While these positions helped the Funds provide downside protection and outperformance on those days when the markets moved down significantly, they also can serve as an anchor to performance on those days when the markets move up significantly. We would define a significant daily move as a daily move of the S&P 500 up or down by more than 1%. During the last six month period, the S&P 500 has experienced daily gains of more than 1% on 23 different occasions. Conversely, during the same time period, the S&P 500 has experienced daily losses of more than 1% on 27 different occasions.

As of the six month period ended July 31, 2008, the SmartGrowth(R) Mutual Funds continue to retain an overall defensive stance through the increased utilization of the aforementioned short equity oriented ETFs although the allocations are generally more long equity oriented (i.e. bullish) than we saw in

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2008

the 2nd quarter of 2008. For example, the Growth Fund has approximately 22% allocated to emerging market equity oriented ETFs. The Moderate and Conservative Funds also have exposure to this asset class with allocations of approximately 9% and 5% respectively. Other than emerging market equity, non-bond oriented long positions this quarter are generally associated with Utilities and Semiconductors. Bond oriented ETF allocations are approximately 12%, 56% and 65% respectively across the Growth, Moderate and Conservative funds.

Alternatively, short positions -- notably on the Dow Jones Industrial Average ("DJIA") -- account for approximately 38% of the allocations in the Growth fund, approximately 17% of the allocations in the Moderate fund and approximately 11% of the allocations in the Conservative fund.

Given the volatility that is anticipated throughout the usually calm summer months, the Funds seem positioned to protect on the downside while still offering selective upside potential for the balance of the third quarter. Despite the challenging market environment that our research forecasts throughout the remainder of 2008, we are confident that the SmartGrowth(R) Mutual Funds will continue to provide attractive risk-adjusted returns.

Sincerely,


/s/ Kevin D. Mahn
-------------------------------------
Kevin D. Mahn
CHIEF INVESTMENT OFFICER & PORTFOLIO
MANAGER

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                      DEFINITION OF THE COMPARATIVE INDICES

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The LIPPER(TM) MULTI-CAP CORE FUNDS INDEX is is an equally weighted representation of the largest funds in the Lipper(TM) Multi-Cap Core Classification. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one capitalization range over an extended period of time. An investment cannot be made directly in an index.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       CONSERVATIVE
                                                       INDEX FUND
                                                       JULY 31, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Short-Term Investment         31.1%
Short Government              27.6%
Bear Market                    8.7%
Specialty Technology           8.1%
Ultrashort Bond                7.1%
Municipal National Short       6.2%
Pacific/Asia Ex-Japan Stock    3.1%
Specialty Utilities            3.0%
Large Blend                    2.9%
Europe Stock                   2.2%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 107.9%


                                                           SHARES      VALUE
                                                          --------   ---------
BEAR MARKET -- 10.1%
   UltraShort Dow30 ProShares .........................        701   $  44,675
   UltraShort S&P 500 ProShares .......................        123       8,299
                                                                     ---------
                                                                        52,974
                                                                     ---------
EUROPE STOCK -- 2.6%
   Market Vectors Russia ..............................        300      13,629
                                                                     ---------
LARGE BLEND -- 3.4%
   iShares S&P US Preferred Stock Index Fund ..........         86       3,263
   SPDR Trust Series 1 ................................        115      14,585
                                                                     ---------
                                                                        17,848
                                                                     ---------
MUNICIPAL NATIONAL SHORT -- 7.2%
   SPDR Lehman Short Term Municipal Bond ETF ..........      1,632      37,732
                                                                     ---------
PACIFIC/ASIA EX-JAPAN STOCK -- 3.6%
   iShares MSCI Taiwan Index Fund .....................      1,433      18,815
                                                                     ---------
SHORT GOVERNMENT -- 32.1%
   iShares Lehman Short Treasury Bond Fund ............      1,530     168,606
                                                                     ---------
SPECIALTY TECHNOLOGY -- 9.4%
   Semiconductor HOLDRs Trust .........................      1,243      34,692
   UltraShort Semiconductors ProShares ................        212      14,935
                                                                     ---------
                                                                        49,627
                                                                     ---------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       CONSERVATIVE
                                                       INDEX FUND
                                                       JULY 31, 2008 (UNAUDITED)

EXCHANGE TRADED FUNDS -- (CONTINUED)

                                                         SHARES     VALUE
                                                         ------   --------
SPECIALTY UTILITIES -- 3.4%
   iShares Dow Jones US Utilities Sector Index Fund ..      197   $ 18,146
                                                                  --------
ULTRASHORT BOND -- 36.1%
   SPDR Lehman 1-3 Month T-Bill ETF ..................    4,130    189,691
                                                                  --------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $573,744) ................................             567,068
                                                                  --------
SHORT-TERM INVESTMENT -- 8.2%
   Fidelity Money Management Fund,
      Institutional Class, 2.610% (A)
      (Cost $43,064) .................................   43,064     43,064
                                                                  --------
   TOTAL INVESTMENTS -- 116.1%
      (Cost $616,808) ................................            $610,132
                                                                  ========

     PERCENTAGES ARE BASED ON NET ASSETS OF $525,415.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

ETF  EXCHANGE TRADED FUND

SPDR STANDARD & POOR'S DEPOSITORY RECEIPTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       MODERATE INDEX FUND
                                                       JULY 31, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Ultrashort Bond               29.6%
Short Government              16.5%
Specialty Technology          13.7%
Bear Market                   13.4%
Municipal National Short      10.0%
Pacific/Asia Ex-Japan Stock    5.1%
Specialty Utilities            4.5%
Europe Stock                   4.3%
Short-Term Investment          2.1%
Large Blend                    0.8%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 99.8%

                                                         SHARES     VALUE
                                                         ------   --------
BEAR MARKET --13.7%
   UltraShort Dow30 ProShares ........................    7,236   $461,150
   UltraShort S&P 500 ProShares ......................      776     52,357
                                                                  --------
                                                                   513,507
                                                                  --------
EUROPE STOCK -- 4.4%
   Market Vectors Russia .............................    3,656    166,092
                                                                  --------
LARGE BLEND -- 0.8%
   iShares S&P US Preferred Stock Index Fund .........      778     29,518
                                                                  --------
MUNICIPAL NATIONAL SHORT --10.1%
   SPDR Lehman Short Term Municipal Bond ETF .........   16,492    381,295
                                                                  --------
PACIFIC/ASIA EX-JAPAN STOCK -- 5.2%
   iShares MSCI Taiwan Index Fund ....................   14,945    196,228
                                                                  --------
SHORT GOVERNMENT --16.9%
   iShares Lehman Short Treasury Bond Fund ...........    5,756    634,311
                                                                  --------
SPECIALTY TECHNOLOGY --14.0%
   Semiconductor HOLDRs Trust ........................   13,188    368,077
   UltraShort Semiconductors ProShares ...............    2,240    157,808
                                                                  --------
                                                                   525,885
                                                                  --------
SPECIALTY UTILITIES -- 4.6%
   iShares Dow Jones US Utilities Sector Index Fund ..    1,883    173,443
                                                                  --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       MODERATE INDEX FUND
                                                       JULY 31, 2008 (UNAUDITED)

EXCHANGE TRADED FUNDS -- (CONTINUED)

                                                         SHARES      VALUE
                                                         ------   ----------
ULTRASHORT BOND -- 30.1%
   SPDR Lehman 1-3 Month T-Bill ETF ..................   24,696   $1,134,287
                                                                  ----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $3,833,942) ..............................             3,754,566
                                                                  ----------
SHORT-TERM INVESTMENT -- 2.1%
   Fidelity Money Management Fund,
      Institutional Class, 2.610% (A)
      (Cost $80,734) .................................   80,734       80,734
                                                                  ----------
   TOTAL INVESTMENTS --101.9%
      (Cost $3,914,676) ..............................            $3,835,300
                                                                  ==========

     PERCENTAGES ARE BASED ON NET ASSETS OF $3,762,499.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

ETF  EXCHANGE TRADED FUND

SPDR STANDARD & POOR'S DEPOSITORY RECEIPTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       GROWTH INDEX FUND
                                                       JULY 31, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Bear Market                   31.0%
Specialty Technology          27.0%
Municipal National Short      11.8%
Europe Stock                  11.1%
Pacific/Asia Ex-Japan Stock   11.0%
Specialty Utilities            6.9%
Large Blend                    0.6%
Short-Term Investment          0.6%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 99.8%

                                                            SHARES      VALUE
                                                           -------   -----------
BEAR MARKET -- 31.2%
   UltraShort Dow30 ProShares ..........................    68,074   $ 4,338,356
   UltraShort S&P 500 ProShares ........................     4,800       323,856
   UltraShort Technology ProShares .....................     1,708       110,286
                                                                     -----------
                                                                       4,772,498
                                                                     -----------
EUROPE STOCK -- 11.1%
   Market Vectors Russia ...............................    37,510     1,704,079
                                                                     -----------
LARGE BLEND -- 0.6%
   iShares S&P US Preferred Stock Index Fund ...........     2,567        97,392
                                                                     -----------
MUNICIPAL NATIONAL SHORT -- 11.8%
   SPDR Lehman Short Term Municipal Bond ETF ...........    78,310     1,810,527
                                                                     -----------
PACIFIC/ASIA EX-JAPAN STOCK -- 11.0%
   iShares MSCI Taiwan Index Fund ......................   128,508     1,687,310
                                                                     -----------
SPECIALTY TECHNOLOGY -- 27.1%
   Semiconductor HOLDRs Trust ..........................   107,169     2,991,087
   UltraShort Semiconductors ProShares .................    16,500     1,162,425
                                                                     -----------
                                                                       4,153,512
                                                                     -----------
SPECIALTY UTILITIES -- 7.0%
   iShares Dow Jones US Utilities Sector Index Fund ....    11,563     1,065,068
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $16,220,761) ...............................              15,290,386
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       GROWTH INDEX FUND
                                                       JULY 31, 2008 (UNAUDITED)

SHORT-TERM INVESTMENT -- 0.6%

                                                            SHARES      VALUE
                                                           -------   -----------
Fidelity Money Management Fund,
   Institutional Class, 2.610% (A)
   (Cost $87,540) ......................................    87,540   $    87,540
                                                                     -----------
TOTAL INVESTMENTS -- 100.4%
   (Cost $16,308,301) ..................................             $15,377,926
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $15,323,257.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

ETF  EXCHANGE TRADED FUND

SPDR STANDARD & POOR'S DEPOSITORY RECEIPTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2008
                                                            (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                           SMARTGROWTH(R)   SMARTGROWTH(R)   SMARTGROWTH(R)
                                                             LIPPER(TM)       LIPPER(TM)       LIPPER(TM)
                                                              OPTIMAL           OPTIMAL          OPTIMAL
                                                            CONSERVATIVE       MODERATE          GROWTH
                                                             INDEX FUND       INDEX FUND       INDEX FUND
                                                           --------------   --------------   --------------
ASSETS:
   Investments at Value (Cost $616,808,
      $3,914,676, and $16,308,301, respectively) .......      $610,132        $3,835,300       $15,377,926
   Receivable for Capital Shares Sold ..................        30,000               254            40,971
   Dividends Receivable ................................            41               331             2,235
   Receivable for Investment Securities Sold ...........            --                --           112,812
   Investment Advisory Reimbursement to the Fund........            --             5,282             9,004
   Prepaid Expenses ....................................        10,791            12,111            12,865
                                                              --------        ----------       -----------
         Total Assets ..................................       650,964         3,853,278        15,555,813
                                                              --------        ----------       -----------
LIABILITIES:
   Payable due to Investment Adviser ...................        67,724                --                --
   Payable for Investment Securities Purchased .........        39,931            61,092           122,058
   Payable due to Administrator ........................           417             3,322            14,048
   Payable due to Distributor ..........................           103               781             3,080
   Chief Compliance Officer Fees Payable ...............            58             1,175             2,697
   Payable for Capital Shares Redeemed .................            --               254            69,092
   Payable due to Trustees .............................            --                --               445
   Other Accrued Expenses ..............................        17,316            24,155            21,136
                                                              --------        ----------       -----------
         Total Liabilities .............................       125,549            90,779           232,556
                                                              --------        ----------       -----------
   NET ASSETS ..........................................      $525,415        $3,762,499       $15,323,257
                                                              ========        ==========       ===========
NET ASSETS CONSIST OF:
   Paid-in Capital .....................................      $525,566        $3,746,564       $16,334,236
   Accumulated Net Investment Income ...................         1,887             1,671             5,378
   Accumulated Net Realized Gain (Loss)
      on Investments ...................................         4,638            93,640           (85,982)
   Net Unrealized Depreciation on Investments ..........        (6,676)          (79,376)         (930,375)
                                                              --------        ----------       -----------
   NET ASSETS ..........................................      $525,415        $3,762,499       $15,323,257
                                                              ========        ==========       ===========
CLASS A SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ........        52,228           371,296         1,532,496
                                                              ========        ==========       ===========
   Net Asset Value and Redemption
      Price Per Share ..................................      $  10.06        $    10.13       $     10.00
                                                              ========        ==========       ===========
   Maximum Offering Price per Share
      (net asset value /95.25%) ........................      $  10.56        $    10.64       $     10.50
                                                              ========        ==========       ===========

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                      SMARTGROWTH(R) FUNDS
                                                        FOR THE SIX MONTHS ENDED
                                                        JULY 31, 2008
                                                        (UNAUDITED)

STATEMENTS OF OPERATIONS

                                             SMARTGROWTH(R)   SMARTGROWTH(R)   SMARTGROWTH(R)
                                               LIPPER(TM)       LIPPER(TM)       LIPPER(TM)
                                                 OPTIMAL         OPTIMAL          OPTIMAL
                                              CONSERVATIVE       MODERATE          GROWTH
                                               INDEX FUND       INDEX FUND       INDEX FUND
                                             --------------   --------------   --------------
INVESTMENT INCOME:
Dividend Income ..........................      $  5,911        $  29,375       $   101,780
                                                --------        ---------       -----------
EXPENSES:
Administration Fees ......................         3,272           21,377            77,319
Investment Advisory Fees .................         1,237            8,265            30,361
Distribution Fees(1) .....................           619            4,133            15,180
Trustees' Fees ...........................           371            2,442             6,932
Chief Compliance Officer Fees ............           219            1,509             5,121
Transfer Agent Fees ......................        13,176           17,456            22,130
Audit Fees ...............................        10,478           10,478            10,478
Offering Costs ...........................         7,123           23,839            27,672
Registration Fees ........................         3,644            4,181             4,654
Legal Fees ...............................         1,598            9,257            29,106
Custodian Fees ...........................         1,217            2,372             2,839
Printing Fees ............................           317            2,071             6,621
Other Expenses ...........................           568            2,825             6,481
                                                --------        ---------       -----------
TOTAL EXPENSES ...........................        43,839          110,205           244,894
Less:
Waiver of Investment Advisory Fees .......        (1,237)          (8,265)          (30,361)
Reimbursement by Investment Adviser ......       (38,890)         (77,145)         (123,449)
                                                --------        ---------       -----------
NET EXPENSES .............................         3,712           24,795            91,084
                                                --------        ---------       -----------
NET INVESTMENT INCOME ....................         2,199            4,580            10,696
                                                --------        ---------       -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ..        (2,765)          15,861          (192,840)
PAYMENT BY AFFILIATE* ....................            --               --             6,166
NET CHANGE IN UNREALIZED DEPRECIATION
   ON INVESTMENTS ........................       (12,469)        (130,551)       (1,045,942)
                                                --------        ---------       -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS .................       (15,234)        (114,690)       (1,232,616)
                                                --------        ---------       -----------
DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .......................      $(13,035)       $(110,110)      $(1,221,920)
                                                ========        =========       ===========

*    SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

(1)  ATTRIBUTABLE TO CLASS A SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS
                                                        ENDED         PERIOD
                                                       JULY 31,       ENDED
                                                        2008       JANUARY 31,
                                                     (UNAUDITED)      2008*
                                                     -----------   -----------
OPERATIONS:
   Net Investment Income..........................    $    2,199    $    1,377
   Net Realized Gain (Loss) on Investments........        (2,765)        7,711
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments...............       (12,469)        5,793
                                                      ----------    ----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS.............................       (13,035)       14,881
                                                      ----------    ----------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income...........            --        (1,691)
   Distributions from Net Realized Gains..........            --          (310)
                                                      ----------    ----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS...........            --        (2,001)
                                                      ----------    ----------
CAPITAL SHARE TRANSACTIONS:
   Issued.........................................       755,471       374,439
   Reinvestment of Distributions..................            --         2,001
   Redeemed.......................................      (606,242)          (99)
                                                      ----------    ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS...       149,229       376,341
                                                      ----------    ----------
      TOTAL INCREASE IN NET ASSETS................       136,194       389,221
                                                      ----------    ----------
NET ASSETS:
   Beginning of Period............................       389,221            --
                                                      ----------    ----------
   End of Period..................................    $  525,415    $  389,221
                                                      ==========    ==========
   Accumulated Net Investment Income/
      (Distributions in Excess of Net Investment
      Income).....................................    $    1,887    $     (312)
                                                      ==========    ==========
SHARE TRANSACTIONS:
   Issued.........................................        73,092        37,407
   Reinvestment of Distributions..................            --           194
   Redeemed.......................................       (58,455)          (10)
                                                      ----------    ----------
NET INCREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS........................        14,637        37,591
                                                      ==========    ==========

*    COMMENCED OPERATIONS ON JUNE 1, 2007.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              MODERATE INDEX
                                                              FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                     SIX MONTHS
                                                        ENDED         PERIOD
                                                       JULY 31,       ENDED
                                                        2008       JANUARY 31,
                                                     (UNAUDITED)      2008*
                                                     -----------    ----------
OPERATIONS:
   Net Investment Income...........................   $    4,580    $    6,630
   Net Realized Gain on Investments................       15,861        87,742
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments................     (130,551)       51,175
                                                      ----------    ----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS..............................     (110,110)      145,547
                                                      ----------    ----------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income............           --        (9,564)
   Distributions from Net Realized Gains...........           --       (10,099)
                                                      ----------    ----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS............           --       (19,663)
                                                      ----------    ----------
CAPITAL SHARE TRANSACTIONS:
   Issued..........................................    1,474,988     2,535,147
   Reinvestment of Distributions...................           --        19,027
   Redemption Fees.................................          500            --
   Redeemed........................................     (235,677)      (47,260)
                                                      ----------    ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS....    1,239,811     2,506,914
                                                      ----------    ----------
      TOTAL INCREASE IN NET ASSETS.................    1,129,701     2,632,798
                                                      ----------    ----------
NET ASSETS:
   Beginning of Period.............................    2,632,798            --
                                                      ----------    ----------
   End of Period...................................   $3,762,499    $2,632,798
                                                      ==========    ==========
   Accumulated Net Investment Income/(Distributions
      in Excess of Net Investment Income)..........   $    1,671    $   (2,909)
                                                      ==========    ==========
SHARE TRANSACTIONS:
   Issued..........................................      141,547       255,103
   Reinvestment of Distributions...................           --         1,829
   Redeemed........................................      (22,602)       (4,581)
                                                      ----------    ----------
NET INCREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS.........................      118,945       252,351
                                                      ==========    ==========

*    COMMENCED OPERATIONS ON JUNE 1, 2007.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX
                                                              FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                         ENDED         PERIOD
                                                        JULY 31,       ENDED
                                                          2008      JANUARY 31,
                                                      (UNAUDITED)      2008*
                                                      -----------   -----------
OPERATIONS:
   Net Investment Income (Loss) ...................   $    10,696   $   (5,318)
   Net Realized Gain (Loss) on Investments ........      (192,840)     141,771
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ...............    (1,045,942)     115,567
   Payment by Affiliate** .........................         6,166           --
                                                      -----------   ----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .............................    (1,221,920)     252,020
                                                      -----------   ----------
DIVIDENDS AND DISTRIBUTIONS:
   Distributions from Net Realized Gains ..........            --      (41,079)
                                                      -----------   ----------
CAPITAL SHARE TRANSACTIONS:
   Issued .........................................     9,993,130    6,695,253
   Reinvestment of Distributions ..................            --       37,094
   Redemption Fees ................................           503           --
   Redeemed .......................................      (340,239)     (51,505)
                                                      -----------   ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...     9,653,394    6,680,842
                                                      -----------   ----------
   TOTAL INCREASE IN NET ASSETS ...................     8,431,474    6,891,783
                                                      -----------   ----------
NET ASSETS:
   Beginning of Period ............................     6,891,783           --
                                                      -----------   ----------
   End of Period ..................................   $15,323,257   $6,891,783
                                                      ===========   ==========
   Accumulated Net Investment Income/(Loss) .......   $     5,378   $   (5,318)
                                                      ===========   ==========
SHARE TRANSACTIONS:
   Issued .........................................       933,432      633,448
   Reinvestment of Distributions ..................            --        3,354
   Redeemed .......................................       (32,490)      (5,248)
                                                      -----------   ----------
NET INCREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ........................       900,942      631,554
                                                      ===========   ==========

*    COMMENCED OPERATIONS ON JUNE 1, 2007.

**   SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            CLASS A SHARES
                                                      --------------------------
                                                       SIX MONTHS
                                                         ENDED         PERIOD
                                                        JULY 31,       ENDED
                                                          2008      JANUARY 31,
                                                      (UNAUDITED)      2008(1)
                                                      -----------   -----------
Net Asset Value,
   Beginning of Period ............................     $10.35         $10.00
                                                        ------         ------
Income from Operations:
   Net Investment Income (2) ......................       0.05           0.07
   Net Realized and Unrealized Gain (Loss)
      on Investments ..............................      (0.34)          0.35
                                                        ------         ------
Total from Operations .............................      (0.29)          0.42
                                                        ------         ------
Dividends and Distributions:
   Net Investment Income ..........................         --          (0.06)
   Net Realized Gains .............................         --          (0.01)
                                                        ------         ------
Total Dividends and Distributions .................         --          (0.07)
                                                        ------         ------
Net Asset Value, End of Period ....................     $10.06         $10.35
                                                        ======         ======
TOTAL RETURN+ .....................................      (2.80)%         4.20%
                                                        ======         ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .............     $  525         $  389
Ratio of Expenses to Average Net Assets ...........       1.50%*         1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) .........      17.72%*        52.47%*
Ratio of Net Investment Income
   to Average Net Assets ..........................       0.89%*         1.10%*
Portfolio Turnover Rate ...........................        238%**         260%**

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.

*    ANNUALIZED

**   NOT ANNUALIZED

(1)  COMMENCED OPERATIONS ON JUNE 1, 2007.

(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              MODERATE INDEX
                                                              FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            CLASS A SHARES
                                                      --------------------------
                                                       SIX MONTHS
                                                         ENDED         PERIOD
                                                        JULY 31,       ENDED
                                                          2008      JANUARY 31,
                                                      (UNAUDITED)      2008(1)
                                                      -----------   -----------
Net Asset Value,
   Beginning of Period ............................     $10.43         $10.00
                                                        ------         ------
Income from Operations:
   Net Investment Income(2) .......................       0.01           0.04
   Net Realized and Unrealized Gain (Loss)
      on Investments ..............................      (0.31)          0.48
                                                        ------         ------
Total from Operations .............................      (0.30)          0.52
                                                        ------         ------
Redemption Fees ...................................         --++           --
                                                        ------         ------
Dividends and Distributions:
   Net Investment Income ..........................         --          (0.04)
   Net Realized Gains .............................         --          (0.05)
                                                        ------         ------
Total Dividends and Distributions .................         --          (0.09)
                                                        ------         ------
Net Asset Value, End of Period ....................     $10.13         $10.43
                                                        ======         ======
TOTAL RETURN+ .....................................      (2.88)%         5.22%
                                                        ======         ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .............     $3,762         $2,633
Ratio of Expenses to Average Net Assets ...........       1.50%*         1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) .........       6.67%*        16.52%*
Ratio of Net Investment Income
   to Average Net Assets ..........................       0.28%*         0.57%*
Portfolio Turnover Rate ...........................        202%**         256%**

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.

++   AMOUNT SHOWN REPRESENTS LESS THAN $0.01.

*    ANNUALIZED

**   NOT ANNUALIZED

(1)  COMMENCED OPERATIONS ON JUNE 1, 2007.

(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX
                                                              FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                      CLASS A SHARES
                                                -------------------------
                                                SIX MONTHS
                                                   ENDED         PERIOD
                                                  JULY 31,       ENDED
                                                    2008      JANUARY 31,
                                                (UNAUDITED)     2008(1)
                                                -----------   -----------
Net Asset Value,
   Beginning of Period ......................    $ 10.91       $10.00
                                                 -------       ------
Income from Operations:
   Net Investment Income (Loss)(2) ..........       0.01        (0.03)
   Net Realized and Unrealized Gain (Loss)
      on Investments ........................      (0.92)        1.06
                                                 -------       ------
Total from Operations .......................      (0.91)        1.03
                                                 -------       ------
Redemption Fees .............................         --++         --
                                                 -------       ------
Dividends and Distributions:
   Net Realized Gains .......................         --        (0.12)
                                                 -------       ------
Net Asset Value, End of Period ..............    $ 10.00       $10.91
                                                 =======       ======
TOTAL RETURN+ ...............................      (8.34)%      10.33%
                                                 =======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......    $15,323       $6,892
Ratio of Expenses to Average Net Assets .....       1.50%*       1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) ...       4.03%*      14.23%*
Ratio of Net Investment Income (Loss) to
   Average Net Assets .......................       0.18%*      (0.36)%*
Portfolio Turnover Rate .....................        237%**       225%**

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.

++   AMOUNT SHOWN REPRESENTS LESS THAN $0.01.

*    ANNUALIZED

**   NOT ANNUALIZED

(1)  COMMENCED OPERATIONS ON JUNE 1, 2007.

(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-nine funds. The financial statements herein are those of the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund (formerly SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund), the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund (formerly SmartGrowth(R) ETF Lipper(TM) Optimal Moderate Index Fund) and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund (formerly SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund) (each, a "Fund," and collectively, the "Funds"). The financial statements of the remaining funds are presented separately. The investment objective of the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund is to track the performance of the Lipper(TM) Optimal Conservative Index. The investment objective of the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund is to track the performance of the Lipper(TM) Optimal Moderate Index. The investment objective of the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund is to track the performance of the Lipper(TM) Optimal Growth Index. The Trust is registered to offer Class A Shares and Institutional Class Shares of all Funds. As of July 31, 2008, the Institutional Class Shares of the SmartGrowth Funds had not yet commenced operations. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2008, there were no fair valued securities.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     The Fund's adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

     The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

          - Level 1 -- quoted prices in active markets for identical investments

          - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

          - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     The valuation techniques used by the Fund's to measure fair value during the six months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

     The following is a summary of the inputs used as of July 31, 2008 in valuing the Funds' investments carried at value:

INVESTMENTS IN SECURITIES             LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
---------------------------------   -----------   -------   -------   -----------
SmartGrowth(R) Lipper(TM) Optimal
   Conservative Index Fund          $   610,132     $--       $--     $   610,132
SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund                3,835,300      --        --       3,835,300
SmartGrowth(R) Lipper(TM) Optimal
   Growth Index Fund                 15,377,926      --        --      15,377,926

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the statements of operations, the Funds indirectly bear the investment advisory fees and other expenses of the exchange traded funds (ETFs) in which they invest. Because each of the ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     REDEMPTION FEES -- The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 7 days. For the six months ended July 31, 2008, the SmartGrowth(R) Lipper(TM) Conservative Index Fund, the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund retained $0, $500 and $503, respectively, in redemption fees.

     OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses, legal and registration fees have been fully amortized as of July 31, 2008.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

     PAYMENT BY AFFILIATE -- During the six months ended July 31, 2008, the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund was reimbursed by the adviser, deemed as a "Payment by Affiliate" in the Statement of Operations and Statement of Changes, for losses incurred of $6,166 due to the purchase of shares in a specific company in excess of the amount permitted under applicable Securities and Exchange Commission rules. The reimbursement has no impact on the Fund's total return.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

     0.10% on the first $500 million of the Funds' average daily net assets; 0.08% between $500 million and $2 billion of the Funds' average daily net assets; and
     0.06% on the Fund's average daily net assets over $2 billion.

Effective April 1, 2008, the Funds are subject to a minimum annual administration fee of $70,000 per fund. Prior to April 1, 2008, the Funds were subject to a minimum annual administration fee of $65,000 per fund.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Funds have adopted the Distribution Plan (the "Plan") for Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds' average net assets attributable to Class A Shares as compensation for distribution services.

UMB Fund Services, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Hennion & Walsh Asset Management, Inc. (the "Adviser"), provides investment advisory services to the Funds at a fee, which is calculated daily and paid monthly at an annual rate of 0.50% of each Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

necessary, in order to keep the Funds' total annual operating expenses from exceeding 1.50% of the Class A shares average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior waivers or reimbursements. At July 31, 2008, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Funds was $103,944, $258,913, and $340,351 for the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund, the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund, respectively.

The Adviser has entered into a licensing agreement with Lipper(TM) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track certain Lipper(TM) Indices and to obtain information and assistance from Lipper(TM) to facilitate the operations of the Funds. Fees payable to Lipper(TM) under this agreement are paid by the Adviser and not by the Funds.

6. INVESTMENT TRANSACTIONS:

For the period ended July 31, 2008, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

                                                              PURCHASES       SALES
                                                             -----------   -----------
SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund    $ 1,550,429   $ 1,332,609
SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund          7,859,449     6,614,102
SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund           37,815,071    28,095,610

There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations,

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Each of the Funds has a tax year that ends on December 31. The following tax disclosure is representative as of December 31, 2007, for net investment taxable income and capital gains/losses, respectively. Permanent book and tax differences resulted in the following reclassifications. These differences are due to return of capital from underlying funds and return of capital paid. These reclassifications had no impact on the net assets or net asset value of the Funds.


                                              UNDISTRIBUTED
                                    PAID-IN   NET INVESTMENT    ACCUMULATED NET
                                    CAPITAL       INCOME         REALIZED GAIN
                                    -------   --------------   -----------------
SmartGrowth(R) Lipper(TM) Optimal
   Conservative Index Fund           $  (4)         $ 2               $  2
SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund                (161)          25                136

The tax character of dividends and distributions paid during the last fiscal period was as follows:

                                      ORDINARY
                                       INCOME      TOTAL
                                      --------   --------
SmartGrowth(R) Lipper(TM) Optimal
   Conservative Index Fund             $ 2,001    $ 2,001
SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund                  19,663     19,663
SmartGrowth(R) Lipper(TM) Optimal
   Growth Index Fund                    41,079     41,079

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

As of January 31, 2008, the components of distributable earnings on a tax basis were as follows:


                                  SMARTGROWTH(R)       SMARTGROWTH(R)      SMARTGROWTH(R)
                                LIPPER(TM) OPTIMAL   LIPPER(TM) OPTIMAL   LIPPER(TM) OPTIMAL
                                   CONSERVATIVE          MODERATE               GROWTH
                                    INDEX FUND          INDEX FUND            INDEX FUND
                                ------------------   ------------------   ------------------
Undistributed Ordinary
   Income                            $    --               $     --            $  1,636
Post October Losses                       --                     (4)                 --
Net Unrealized Appreciation            5,795                 51,189             115,567
Other Temporary Differences            7,089                 74,860              93,738
                                     -------               --------            ---------
Total Distributable Earnings         $12,884               $126,045            $ 210,941

Other temporary differences reflect income, capital gains/(losses) and distributions from the most recent tax measurement period through January 31, 2008.

Amounts designated as "--" are either $0 or have been rounded to $0.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of December 31, 2007, there were no capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at July 31, 2008 were as follows:

                                       AGGREGATE GROSS     AGGREGATE GROSS
SMARTGROWTH(R)             FEDERAL       UNREALIZED          UNREALIZED        NET UNREALIZED
    FUNDS                  TAX COST     APPRECIATION        DEPRECIATION        DEPRECIATION
-------------            -----------   ---------------   ------------------   ----------------
SmartGrowth(R)
   Lipper(TM) Optimal
   Conservative Index
   Fund                  $   616,431       $ 1,650         $    (7,949)          $  (6,299)
SmartGrowth(R)
   Lipper(TM) Optimal
   Moderate Index Fund     3,913,988        12,381             (91,069)            (78,688)
SmartGrowth(R)
   Lipper(TM) Optimal
   Growth Index Fund      16,302,664        85,634          (1,010,372)           (924,738)

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

8. OTHER:

At July 31, 2008, the percentage of total shares outstanding held by shareholders for the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders, was as follows:

                                                               NO. OF          %
                                                            SHAREHOLDERS   OWNERSHIP
                                                            ------------   ---------
SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund         2           35%
SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund               1           18%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on the Trust's experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                    BEGINNING    ENDING                   EXPENSE
                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                      VALUE       VALUE       EXPENSE      DURING
                                     02/01/08    07/31/08     RATIOS     PERIOD(1)
                                    ---------   ---------   ----------   ---------
SMARTGROWTH(R) LIPPER(TM) OPTIMAL
   CONSERVATIVE INDEX FUND
ACTUAL FUND RETURN
CLASS A SHARES                      $1,000.00   $  972.00      1.50%       $7.35
HYPOTHETICAL 5% RETURN
CLASS A SHARES                       1,000.00    1,017.40      1.50         7.52

SMARTGROWTH(R) LIPPER(TM) OPTIMAL
   MODERATE INDEX FUND
ACTUAL FUND RETURN
CLASS A SHARES                      $1,000.00   $  971.20      1.50%       $7.35
HYPOTHETICAL 5% RETURN
CLASS A SHARES                       1,000.00    1,017.40      1.50         7.52

SMARTGROWTH(R) LIPPER(TM) OPTIMAL
   GROWTH INDEX FUND
ACTUAL FUND RETURN
CLASS A SHARES                      $1,000.00   $  916.60      1.50%       $7.15
HYPOTHETICAL 5% RETURN
CLASS A SHARES                       1,000.00    1,017.40      1.50         7.52

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                              SMARTGROWTH(R) FUNDS
                                  P.O. Box 2085
                            Milwaukee, WI 53201-2085
                                 1-888-465-5722

                               INVESTMENT ADVISER:
                     Hennion & Walsh Asset Management, Inc.
                         2001 Route 46, Waterview Plaza
                              Parsippany, NJ 07054

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Funds described.

HWM-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund II


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------------
                                             Philip T. Masterson, President

Date:  October 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------------
                                             Philip T. Masterson, President

Date:  October 7, 2008


By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------------
                                             Michael Lawson
                                             Controller & CFO


Date:  October 7, 2008